Key Management Personnel	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Key Management Personnel
36.	KEY MANAGEMENT PERSONNEL
The Company’s key management personnel, and persons connected with them, are also considered to be related parties for disclosure purposes. Key management personnel are defined as those individuals having authority and responsibility for planning, directing and controlling the activities of the Company and include the executive leadership team (ELT) and the Board of Directors.
Remuneration of the Company’s Board of Directors and ELT for the respective periods are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Salaries and benefits	$7.0	$5.7

Director fees	1.2	2.5

Share-based compensation (Note 37)	5.8	5.4

	$14.0	$13.6